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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07339

                          Pioneer Small Company Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2003 through October 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


item 1.REPORTS TO SHAREOWNERS.

PIONEER
                             -----------------------
                                      SMALL
                                     COMPANY
                                      FUND

                                     Annual
                                     Report

                                    10/31/04


                              [LOGO] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        1
Portfolio Summary                                            2
Performance Update                                           3
Comparing Ongoing Fund Expenses                              7
Portfolio Management Discussion                              9
Schedule of Investments                                     12
Financial Statements                                        21
Notes to Financial Statements                               29
Report of Independent Registered Public Accounting Firm     36
Trustees, Officers and Service Providers                    37

Pioneer Small Company Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 10/31/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
High energy prices and rising interest rates caused concern among investors during the third quarter of 2004. As oil prices touched $50 per barrel for the first time, many consumers, faced with high priced gasoline and anticipating a winter of hefty heating bills, responded by holding back on spending. Consumers account for the bulk of the nation's economic activity, and retail sales over the summer were erratic. Beyond soaring energy costs, which have the effect of a tax increase on individuals and businesses, the slack job creation data of the last few months also undermined confidence in the economic outlook. The markets in general fell during the third quarter. Continued unsettled conditions in Iraq and the ever present specter of terrorism also weighed on investors' minds. Overseas, global markets were fairly stable, after stumbling earlier in the year.

But the fuzzy economic picture was good news for bond investors. Despite three hikes in short-term interest rates, the first increases in four years, bond prices rose and yields fell over the period. Longer-term Treasury securities were the strongest performers, with corporate bonds, including high-yield issues, also delivering favorable returns. Lower long-term rates were also beneficial to the housing and mortgage industries. Behind the rally in bonds lies investor skepticism about the strength and durability of the current economic recovery. A slowing recovery leading to an easing of inflationary pressures may convince the Federal Reserve Board to slow the pace of future rate increases. Less inflation would also mean better real returns for bond holders.

Pioneer believes that the economy will continue to expand in 2005, but at a more measured tempo. After an extended period of cutting costs and bolstering balance sheets, many corporations are financially stronger than they have been in some time. And although short-term interest rates have risen, they are still relatively low and do not appear to be a barrier for companies needing to borrow for expansion. Equity valuations now appear better aligned with earnings prospects than was the case a year ago, when prices ran ahead of profit expectations. Therefore, steady but moderate expansion in corporate profits has the potential to drive stock prices higher.

A one-step approach to portfolio allocation

Building and maintaining a long-term strategy for your portfolio means deciding on an appropriate mix of investments, then adjusting the weightings as time passes and your goals change. The Pioneer Ibbotson Asset Allocation Series is a family of three portfolios - moderate, growth and aggressive - each comprising a select group of Pioneer funds. Ibbotson Associates, a leading authority on investing and asset allocation, diversifies, reallocates and automatically rebalances the portfolios periodically. By rebalancing the portfolio as rates of return on stocks, bonds and other investments vary, Ibbotson seeks to manage risk and to keep your holdings in line with the Fund's stated goals.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.]

U.S. Common Stocks                               87.0%
Temporary Cash Investment                        8.3%
Depositary Receipts for International Stocks     3.1%
International Common Stocks                      1.6%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following table was depicted as a pie chart in the printed material.]

Financials                              24.1%
Industrials                             14.6%
Information Technology                  13.7%
Consumer Discretionary                  12.6%
Healthy Care                            12.4%
Materials                                7.5%
Energy                                   7.0%
Consumer Staples                         4.6%
Telecommunication Services               2.5%
Utilities                                1.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

  1.   Forest Oil Corp.          2.10%       6.   The Brinks Co.              1.77%
  2.   Leucadia National Corp.   1.94        7.   NuSkin Enterprises, Inc.    1.75
  3.   Alliance Atlantis         1.94        8.   Agnico Eagle Mines, Ltd.    1.63
       Communications, Inc.
  4.   Advanta Corp.             1.92        9.   Mercury Computer            1.53
                                                  Systems, Inc.
  5.   Wabtec Corp.              1.84       10.   Corn Products               1.51
                                                   International, Inc.

*This list excludes money market and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        10/31/04   10/31/03
                 $15.62     $14.24


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $  -         $  -            $0.3892

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to that of the Russell 2000 Index.

-----------------------------------------------
Average Annual Total Returns
(As of October 31, 2004)

                   Net Asset    Public Offering
Period               Value        Price (POP)
Life-of-Class
(11/2/95)            8.54%          7.83%
5 Years              8.56           7.29
1 Year              12.70           6.21
-----------------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                      Pioneer Small      Russell 2000
                       Company Fund         Index
                      -------------      ------------
11/95                     $9,425           $10,000
10/96                    $11,338           $11,192
                         $14,726           $14,476
10/98                    $11,753           $12,759
                         $12,384           $14,657
10/00                    $16,192           $17,207
                         $15,199           $15,022
10/02                    $13,313           $13,286
                         $16,572           $19,045
10/04                    $18,676           $21,278

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 11/30/95. The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the index.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        10/31/04   10/31/03
                 $14.53     $13.40


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $  -         $  -            $0.3892

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Company Fund, compared to that of the Russell 2000 Index.

---------------------------------------
Average Annual Total Returns
(As of October 31, 2004)
                      If          If
Period               Held      Redeemed
Life-of-Class
(11/2/95)            7.73%      7.73%
5 Years              7.72       7.57
1 Year              11.60       7.60
---------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                      Pioneer Small      Russell 2000
                       Company Fund         Index
                      -------------      ------------
11/95                    $10,000           $10,000
10/96                    $11,941           $11,192
                         $15,389           $14,476
10/98                    $12,198           $12,759
                         $12,760           $14,657
10/00                    $16,564           $17,207
                         $15,422           $15,022
10/02                    $13,417           $13,286
                         $16,585           $19,045
10/04                    $18,508           $21,278

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect deduction of applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4% and declines over six years. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 11/30/95. The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the index.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        10/31/04   10/31/03
                 $14.35     $13.24


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $  -         $  -            $0.3892

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to that of the Russell 2000 Index.

----------------------------------------
Average Annual Total Returns
(As of October 31, 2004)
                      If           If
Period               Held       Redeemed
Life-of-Class
(1/31/96)            6.61%        6.61%
5 Years              7.52         7.52
1 Year              11.59        11.59
----------------------------------------

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment+

                      Pioneer Small      Russell 2000
                       Company Fund         Index
                      -------------      ------------
1/96                     $10,000           $10,000
10/96                    $11,435           $10,916
                         $14,747           $14,119
10/98                    $11,681           $12,444
                         $12,184           $14,296
10/00                    $15,768           $16,783
                         $14,674           $14,652
10/02                    $12,718           $12,958
                         $15,693           $18,576
10/04                    $17,511           $20,754

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the index.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/04                                       CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        10/31/04   10/31/03
                 $15.62     $14.25


                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(11/1/03 - 10/31/04)      Income       Capital Gains   Capital Gains
                          $  -         $  -            $0.3892

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to that of the Russell 2000 Index.

------------------------------------------
Average Annual Total Returns
(As of October 31, 2004)

                        If           If
Period                 Held       Redeemed
Life-of-Class
(11/2/95)              8.09%        8.09%
5 Years                8.18         8.18
1 Year                12.62        12.62

[The following table was depicted as a mountain chart in the printed material.]

Value of $10,000 Investment

                      Pioneer Small      Russell 2000
                       Company Fund         Index
                      -------------      ------------
11/95                    $10,000           $10,000
10/96                    $11,976           $11,192
                         $15,476           $14,476
10/98                    $12,286           $12,759
                         $12,893           $14,657
10/00                    $16,762           $17,207
                         $15,655           $15,022
10/02                    $13,643           $13,286
                         $16,964           $19,045
10/04                    $19,104           $21,278

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 11/30/95. The Russell 2000 Index measures U.S. small-cap stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the index.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small Company Fund

Based on actual returns from May 1, 2004 through October 31, 2004

Share Class                           A              B              C              R
----------------------------------------------------------------------------------------
 Beginning Account Value
 On 5/1/04                        $1,000.00      $1,000.00      $1,000.00      $1,000.00

 Ending Account Value
 On 10/31/04                      $1,047.69      $1,042.41      $1,041.28      $ 1046.95

 Expenses Paid During Period*     $    7.92      $   12.58      $   12.62      $    8.73

* Expenses are equal to the Fund's annualized expense ratio of 1.54%, 2.45%, 2.46% and 1.70%, for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Small Company Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                   (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small Company Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2004 through October 31, 2004

Share Class                          A            B            C            R
---------------------------------------------------------------------------------
 Beginning Account Value
 On 5/1/04                       $1,000.00    $1,000.00    $1,000.00    $1,000.00

 Ending Account Value
 On 10/31/04                     $1,017.14    $1,012.67    $1,012.42    $1,016.79

 Expenses Paid During Period*    $    7.80    $   12.39    $   12.44    $    8.60

* Expenses are equal to the Fund's annualized expense ratio of 1.54%, 2.45%, 2.46% and 1.70%, for Class A, Class B, Class C and Class R shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Pioneer Small Company Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/04
--------------------------------------------------------------------------------

Good stock selection among financial, retailing and medical technology issues helped Pioneer Small Company Fund overcome stretches of volatility and deliver solid results during its recent fiscal year. In the following discussion, portfolio manager David Adams and assistant portfolio manager Jack McPherson review the economic background and detail some of the decisions that affected Fund performance.

Q:   How did Pioneer Small Company Fund perform over this period?

A. For the twelve months ended October 31, 2004, Pioneer Small Company Fund's Class A, B and C shares returned 12.70%, 11.60% and 11.59% respectively, all at net asset value. For the same period, the Russell 2000 Index, the Fund's benchmark, returned 11.73%, and the average return of the 550 funds in Lipper's Small-Cap Core category was 12.93%.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the investment background like over this period, and how did this background affect your investment decisions?

A. Responding to several months of solid economic growth, stocks rose vigorously early in the period, led by small-cap issues. But before long the brisk pace of expansion led the inflation-wary Federal Reserve Board to raise interest rates, and stocks began to trace a meandering course. Through late summer and early fall, conflicting election polls caused wide swings in market sentiment. At the same time, fast rising prices for oil, gas and a range of industrial commodities put a strain on consumers and corporations worldwide. Meanwhile, international tensions continued to weigh on investors' minds.

     Volatile markets like those we saw during this period often create opportunities for investors like us, as we focus on valuations and longer-term prospects. In choosing stocks for the Fund, we try to filter out the noise that accompanies short-term market swings and seek out companies whose stocks may have declined for the wrong reasons.

Q:   Which areas of the portfolio had the greatest impact on results?

A. Successful stock selection was the primary driver of Fund perfor mance over this period, with financial companies, retailers and health technology companies among the strongest performers.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/04                          (continued)
--------------------------------------------------------------------------------

     The improving economy was good news for Advanta, which provides credit cards and other services to small businesses. Leucadia, a conglomerate whose holdings include several financial services companies, also benefited from improving business trends. Growing business and personal travel aided Innkeepers USA Trust, a real estate investment trust operating hotel properties, including Residence Inns and Hampton Inns, as occupancy figures and room rates rose.

     Among retailers, we took profits in Genesco, owners of the youth-oriented Journeys and Underground Station shoe stores, as well as the Johnston and Murphy and Dockers brands. Shares of Charming Shoppes, which markets a variety of specialized women's clothing, also gained. Chattem, makers of Gold Bond products, continued to record strong results. Fund performance also benefited when Circuit City acquired InterTAN, an Ontario-based electronics chain.

     Blood-products specialist Haemonetics staged a sharp turnaround, as new management drove successful product development at a time of increasing demand. In technology, Mercury Computer's rugged and sophisticated imaging systems found widespread use in defense applications, including night-vision appliances, unmanned aircraft and battlefield devices. Mercury is also rebounding from the loss of key clients for its ultrasound products.

     Shares of Canada's Alliance Atlantis, producers of the popular CSI television programs, moved higher, as investors took note of Alliance's declining debt and strengthened balance sheet. Alliance also focused more resources on its core cable business, which is less vulnerable to shifts in viewing habits. Brink's continued to make progress in reducing outstanding pension obligations to former employees and their families, a holdover from its discontinued coal mining activities. Agnico Eagle Mines moved higher as the price of gold rose. A new management team and sharply rising energy prices helped push up shares of Forest Oil, the Fund's largest holding at the end of the period.

Q:   What were some of the period's disappointments?

A. Despite some successful selections, consumer services stocks detracted from performance overall. We have been reducing exposure to Rewards Network, a marketer of hotel and restaurant discount programs; shares fell as concerns arose over the success

Pioneer Small Company Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     of new business initiatives. Funding shortfalls for state and federal educational programs and changes in the SAT exam both undercut Princeton Review, which offers test preparation and other programs. We took losses in Corinthian Colleges after investigations into industry practices regarding enrollment tallies, as well as internal issues, caused shares to decline.

     Results were mixed in health care services, where Sunrise Senior Living and Lifepoint Hospitals rose. Sunrise, the largest company of its kind, attracted additional investors when it transitioned from being an owner/operator of assisted living facilities to being an operator only. Lifepoint Hospitals, which runs acute care facilities, was able to offset the impact of uncollectible debt on the part of uninsured patients through acquisitions aimed at expanding operations. But bad debts and other problems caused weakness at hospital company Universal Health Services and First Health Group, a managed care provider.

     Technology issues detracting from Fund results included Power Integrations, Varian Semiconductor and Power-One. All three declined following sharp gains in 2003, as investors questioned the near term outlook for semiconductor sales and consumer technology outlays.

Q:   What is your outlook for the months ahead?

A. With the election decided, policies favoring business, plus continued lower taxes, may be expected to aid corporate earnings. The cost of capital, although up from a year ago, remains reasonable by historic measures. In addition, companies that have been warehousing cash, while events unfolded, may now be willing to invest in plant and equipment; increased merger and acquisition activity is also a possibility. Nevertheless, we do not expect a sudden acceleration in the economy over the next few quarters. Rather, we think growth will continue at a moderate pace, restrained in part by very high levels of consumer debt and the huge federal budget deficit.

Investment in small companies may offer the potential for higher returns, but these companies are also subject to greater short-term price fluctuations than larger, more established companies. These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04
--------------------------------------------------------------------------------

   Shares                                                           Value
              COMMON STOCKS - 99.3%
              Energy - 7.0%
              Oil & Gas Drilling - 3.4%
  15,425      Atwood Oceanics, Inc. *                        $    739,629
 143,650      Key Energy Services, Inc. *                       1,651,975
 112,775      Patterson Energy, Inc.                            2,168,660
 103,650      Todco *                                           1,758,941
                                                             ------------
                                                             $  6,319,205
                                                             ------------
              Oil & Gas Equipment And Services - 0.9%
  60,225      Maverick Tube Corp. *                          $  1,588,133
                                                             ------------
              Oil & Gas Exploration And Production - 2.7%
  28,200      Arena Resources, Inc. *                        $    234,060
 126,750      Forest Oil Corp. *                                3,865,875
  30,675      Spinnaker Exploration Co. *                         979,146
                                                             ------------
                                                             $  5,079,081
                                                             ------------
              Total Energy                                   $ 12,986,419
                                                             ------------
              Materials - 7.4%
              Commodity Chemicals - 1.2%
  97,500      Airgas, Inc.                                   $  2,398,500
                                                             ------------
              Gold - 0.7%
 177,150      IAMGOLD Corp. (b)                              $  1,339,254
                                                             ------------
              Materials - 1.0%
  10,100      Mega Blocks *                                  $    148,160
 116,150      Mega Blocks (144A) *                              1,703,842
                                                             ------------
                                                             $  1,852,002
                                                             ------------
              Metal & Glass Containers - 0.4%
  15,125      Kennametal, Inc.                               $    703,766
                                                             ------------
              Paper Products - 1.1%
 127,100      Wausau-Mosinee Paper Corp.                     $  1,987,844
                                                             ------------
              Precious Metals & Minerals - 1.6%
 194,075      Agnico Eagle Mines, Ltd. (b)                   $  2,998,459
                                                             ------------
              Specialty Chemicals - 0.6%
 148,700      Wellman, Inc.                                  $  1,097,406
                                                             ------------
              Steel - 0.8%
 164,025      Graftech International, Ltd. *                 $  1,518,872
                                                             ------------
              Total Materials                                $ 13,896,103
                                                             ------------

   The accompanying notes are an integral part of these financial statements.
12

Pioneer Small Company Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                        Value
              Capital Goods - 5.1%
              Aerospace & Defense - 2.1%
 141,725      AAR Corp. *                                 $  1,665,269
  79,600      MTC Technologies, Inc *                        2,175,070
                                                          ------------
                                                          $  3,840,339
                                                          ------------
              Construction, Farm Machinery & Heavy Trucks - 1.8%
 167,150      Wabtec Corp.                                $  3,388,131
                                                          ------------
              Electrical Components & Equipment - 1.2%
  56,775      Digital Theater Systems, Inc. *             $    965,743
 174,625      Power-One, Inc. *                              1,225,868
                                                          ------------
                                                          $  2,191,611
                                                          ------------
              Total Capital Goods                         $  9,420,081
                                                          ------------
              Commercial Services & Supplies - 7.9%
              Data Processing Services - 1.3%
 126,175      Gartner Group, Inc. *                       $  1,501,483
  29,750      Talx Corp.                                       843,410
                                                          ------------
                                                          $  2,344,893
                                                          ------------
              Commercial Printing - 0.4%
  25,100      John H. Harland Co.                         $    808,973
                                                          ------------
              Diversified Commercial Services - 4.9%
 101,745      The Brinks Co.                              $  3,266,015
  56,325      Central Parking Corp.                            763,204
 113,787      FTI Consulting, Inc. *                         2,134,644
  36,550      Regis Corp.                                    1,564,340
  98,350      Tetra Tech, Inc. *                             1,292,319
                                                          ------------
                                                          $  9,020,522
                                                          ------------
              Employment Services - 0.8%
 261,775      The Princeton Review, Inc. *                $  1,519,604
                                                          ------------
              Environmental Services - 0.5%
 188,950      Newpark Resources, Inc.*                    $  1,025,999
                                                          ------------
              Total Commercial Services & Supplies        $ 14,719,991
                                                          ------------
              Transportation - 1.5%
              Trucking - 1.5%
  50,450      Dollar Thrifty Automotive Group *           $  1,216,854
  36,925      Forward Air Corp. *                            1,520,202
                                                          ------------
              Total Transportation                        $  2,737,056
                                                          ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                  (continued)
--------------------------------------------------------------------------------

   Shares                                                          Value
              Consumer Durables & Apparel - 4.5%
              Apparel, Accessories & Luxury Goods - 1.1%
 260,050      Charming Shoppes, Inc. *                      $  1,984,182
                                                            ------------
              Housewares & Specialties - 2.1%
 136,675      Tupperware Corp.                              $  2,281,104
  58,000      Yankee Candle Co. *                              1,606,600
                                                            ------------
                                                            $  3,887,704
                                                            ------------
              Photographic Products - 0.5%
  80,700      Creo Products *                               $  1,002,294
                                                            ------------
              Textiles - 0.8%
 434,775      Unifi, Inc. *                                 $  1,413,019
                                                            ------------
              Total Consumer Durables & Apparel             $  8,287,199
                                                            ------------
              Hotels, Restaurants & Leisure - 1.4%
              Hotels, Resorts & Cruise Lines - 0.3%
 282,400      Jameson Inns, Inc. *                          $    477,256
                                                            ------------
              Restaurants - 1.1%
  19,012      Applebee's International, Inc.                $    434,804
 106,325      O'Charley's, Inc. *                              1,650,164
                                                            ------------
                                                            $  2,084,968
                                                            ------------
              Total Hotels, Restaurants & Leisure           $  2,562,224
                                                            ------------
              Media - 3.1%
              Movies & Entertainment - 1.9%
 156,375      Alliance Atlantis Communications, Inc. *      $  3,576,296
                                                            ------------
              Publishing - 1.2%
 113,475      Journal Register Co. *                        $  2,133,330
                                                            ------------
              Total Media                                   $  5,709,626
                                                            ------------
              Retailing - 3.6%
              Catalog Retail - 1.1%
 113,575      Insight Enterprises, Inc. *                   $  2,107,384
                                                            ------------
              Distributors - 0.5%
  46,800      Beacon Roofing Supply, Inc. * (b)             $    877,500
                                                            ------------
              General Merchandise Stores - 1.2%
  66,575      Tuesday Morning Corp. *                       $  2,173,008
                                                            ------------

   The accompanying notes are an integral part of these financial statements.
14

Pioneer Small Company Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
              Specialty Stores - 0.8%
  15,000      Guitar Center, Inc. *                         $    669,450
  20,750      School Specialty, Inc. * (b)                       849,090
                                                            ------------
                                                            $  1,518,540
                                                            ------------
              Total Retailing                               $  6,676,432
                                                            ------------
              Food & Drug Retailing - 1.3%
              Food Distributors - 0.9%
  37,377      The J.M. Smucker Co.                          $  1,663,277
                                                            ------------
              Food Retail - 0.4%
  30,275      Fresh Del Monte Produce, Inc. (b)             $    795,324
                                                            ------------
              Total Food & Drug Retailing                   $  2,458,601
                                                            ------------
              Food, Beverage & Tobacco - 1.5%
              Agricultural Products - 1.5%
  56,650      Corn Products International, Inc. *           $  2,787,180
                                                            ------------
              Total Food, Beverage & Tobacco                $  2,787,180
                                                            ------------
              Household & Personal Products - 1.7%
              Household Products - 1.7%
 167,175      Nu Skin Enterprises, Inc.                     $  3,233,165
                                                            ------------
              Total Household & Personal Products           $  3,233,165
                                                            ------------
              Health Care Equipment & Services - 11.1%
              Health Care Distributors - 2.2%
 120,240      AMN Healthcare Services * (b)                 $  1,418,832
 110,975      Cross Country Healthcares, Inc. * (b)            1,645,759
  32,775      Chattem, Inc. *                                  1,096,652
                                                            ------------
                                                            $  4,161,243
                                                            ------------
              Health Care Equipment - 1.4%
  62,350      Haemonetics Corp. *                           $  2,048,198
  15,000      PolyMedica Corp. (b)                               525,000
                                                            ------------
                                                            $  2,573,198
                                                            ------------
              Health Care Facilities - 2.4%
  55,475      Lifepoint Hospitals, Inc. *                   $  1,798,500
  49,325      Sunrise Senior Living, Inc. * (b)                1,879,775
  20,000      Universal Health Services, Inc. (Class B)          831,200
                                                            ------------
                                                            $  4,509,475
                                                            ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                  (continued)
--------------------------------------------------------------------------------

   Shares                                                       Value
              Health Care Services - 4.0%
 400,550      Hooper Holmes, Inc.                        $  2,102,888
  25,225      Pediatrix Medical Group, Inc. *               1,418,906
 128,125      Providence Service Corp. *                    2,367,750
  75,650      Parexel International Corp. *                 1,456,263
                                                         ------------
                                                         $  7,345,807
                                                         ------------
              Managed Health Care - 1.1%
 125,750      First Health Group Corp. *                 $  2,001,940
                                                         ------------
              Total Health Care Equipment & Services     $ 20,591,663
                                                         ------------
              Pharmaceuticals & Biotechnology - 1.2%
              Biotechnology - 0.4%
  76,150      Cubist Pharmaceuticals, Inc. *             $    777,111
                                                         ------------
              Pharmaceuticals - 0.8%
  75,450      Adolor Corp. *                             $    893,328
 117,700      Alnylam Pharmaceuticals, Inc. *                 613,335
                                                         ------------
                                                         $  1,506,663
                                                         ------------
              Total Pharmaceuticals & Biotechnology      $  2,283,774
                                                         ------------
              Banks - 8.2%
              Diversified Banks - 2.0%
  73,950      Provident Financial Services, Inc.         $  1,331,100
 121,550      Texas Capital Bancshares, Inc. *              2,403,044
                                                         ------------
                                                         $  3,734,144
                                                         ------------
              Regional Banks - 4.2%
   8,450      Alliance Bankshares Corp. *                $    126,666
  34,175      City National Corp.                           2,354,658
  71,325      Sterling Bancshares, Inc.                     1,010,675
  61,406      Virginia Commerce Bancorp, Inc. *             1,805,336
  56,500      Whitney Holding Corp.                         2,463,965
                                                         ------------
                                                         $  7,761,300
                                                         ------------
              Thrifts & Mortgage Finance - 2.0%
  35,200      BankUnited Financial Corp. *               $  1,047,200
  35,550      Commercial Federal Corp.                        988,646
  34,925      Webster Financial Corp.                       1,669,415
                                                         ------------
                                                         $  3,705,261
                                                         ------------
              Total Banks                                $ 15,200,705
                                                         ------------

   The accompanying notes are an integral part of these financial statements.
16

Pioneer Small Company Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                     Value
              Diversified Financials - 6.8%
              Consumer Finance - 2.6%
 145,025      Advanta Corp. (Class B)                  $  3,534,259
 256,300      Rewards Network, Inc. *                     1,417,339
                                                       ------------
                                                       $  4,951,598
                                                       ------------
              Investment Banking & Brokerage - 1.0%
 139,746      Apollo Investment Corp.                  $  1,900,546
                                                       ------------
              Multi-Sector Holding - 1.9%
  60,525      Leucadia National Corp.                  $  3,580,054
                                                       ------------
              Diversified Financial Services - 1.2%
  46,800      Gabelli Asset Management, Inc. (b)       $  2,157,480
                                                       ------------
              Total Diversified Financials             $ 12,589,678
                                                       ------------
              Insurance - 2.2%
              Property & Casualty Insurance - 2.2%
 161,500      Quanta Capital Holdings (144A) *         $  1,453,500
  65,075      Selective Insurance Group, Inc. (b)         2,543,131
                                                       ------------
                                                       $  3,996,631
                                                       ------------
              Total Insurance                          $  3,996,631
                                                       ------------
              Real Estate - 6.8%
              Real Estate Investment Trusts - 6.8%
  69,702      BioMed Property Trust, Inc.              $  1,267,182
  76,400      Capital Trust, Inc.                         2,236,228
  47,800      Healthcare Realty Trust, Inc.               1,928,730
 151,400      Innkeepers USA Trust                        2,096,890
  42,200      Prentiss Properties Trust (b)               1,518,356
 131,175      Provident Senior Living *                   1,967,625
  42,500      Shurgard Storage Centers, Inc.              1,687,250
                                                       ------------
              Total Real Estate                        $ 12,702,261
                                                       ------------
              Software & Services - 6.8%
              Application Software - 4.3%
  31,200      Avid Technology, Inc. *                  $  1,652,976
  84,225      Fair Isaac & Co., Inc.                      2,543,595
  47,925      Manhattan Associates, Inc. *                  985,817
 111,775      Mercury Computer Systems, Inc. *            2,822,878
                                                       ------------
                                                       $  8,005,266
                                                       ------------
              Home Entertainment Software - 0.9%
 190,150      Plato Learning, Inc. *                   $  1,693,286
                                                       ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                  (continued)
--------------------------------------------------------------------------------

   Shares                                                            Value
              Internet Software & Services - 0.1%
  16,950      PEC Solutions, Inc. *                           $    237,470
                                                              ------------
              IT Consulting & Other Services - 0.8%
  67,600      ManTech International Corp. *                   $  1,461,512
                                                              ------------
              Systems Software - 0.7%
 126,100      Borland Software Corp. *                        $  1,291,264
                                                              ------------
              Total Software & Services                       $ 12,688,798
                                                              ------------
              Technology Hardware & Equipment - 3.5%
              Communications Equipment - 1.0%
  50,857      Avocent Corp. *                                 $  1,810,509
                                                              ------------
              Electronic Equipment & Instruments - 0.5%
  89,275      Planar Systems, Inc. *                          $    867,753
                                                              ------------
              Electronic Manufacturing Services - 0.9%
 142,025      Plexus Corp. *                                  $  1,759,690
                                                              ------------
              Technology Distributors - 1.1%
  50,225      Tech Data Corp. *                               $  2,028,588
                                                              ------------
              Total Technology Hardware & Equipment           $  6,466,540
                                                              ------------
              Semiconductors - 3.2%
              Semiconductor Equipment - 2.4%
  15,125      Cymer, Inc. *                                   $    431,365
  45,400      DuPont Photomasks, Inc. *                          1,190,388
  80,700      Photronics, Inc. *                                 1,416,285
  40,350      Varian Semiconductor Equipment
              Associates, Inc. *(b)                              1,396,514
                                                              ------------
                                                              $  4,434,552
                                                              ------------
              Semiconductors - 0.8%
  74,250      Power Integrations, Inc. *                      $  1,588,950
                                                              ------------
              Total Semiconductors                            $  6,023,502
                                                              ------------
              Telecommunication Services - 2.5%
              Integrated Telecommunication Services - 1.8%
 141,225      Aeroflex, Inc. *                                $  1,567,598
 139,200      CT Communications, Inc.                            1,742,784
                                                              ------------
                                                              $  3,310,382
                                                              ------------
              Wireless Telecommunication Services - 0.7%
 144,250      Boston Communications Group, Inc. *             $  1,312,675
                                                              ------------
              Total Telecommunication Services                $  4,623,057
                                                              ------------

   The accompanying notes are an integral part of these financial statements.
18

Pioneer Small Company Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                           Value
                Utilities - 1.0%
                Gas Utilities - 1.0%
    42,375      People's Energy Corp.                         $  1,812,803
                                                              ------------
                Total Utilities                               $  1,812,803
                                                              ------------
                TOTAL COMMON STOCKS
                (Cost $151,201,560)                           $184,453,489
                                                              ------------
                TEMPORARY CASH INVESTMENT - 8.9%
                Security Lending Collateral - 8.9%
16,623,877      Securities Lending Investment Fund, 1.76%     $ 16,623,877
                                                              ------------
                TOTAL TEMPORARY CASH INVESTMENT
                (Cost $16,623,877)                            $ 16,623,877
                                                              ------------
                TOTAL INVESTMENTS IN SECURITIES - 108.2%
                (Cost $167,825,437)(a)                        $201,077,366
                                                              ------------
                OTHER ASSETS AND LIABILITIES - (8.2)%         $(15,306,850)
                                                              ------------
                TOTAL NET ASSETS - 100.0%                     $185,770,516
                                                              ============

  *  Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2004, the value of these securities amounted to $3,157,342 or
     1.7% of total net assets.

 (a) At October 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $167,658,610 was as follows:

     Aggregate gross unrealized gain for all investments in which
     there is an excess of value over tax cost                                                $ 44,530,621

     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                                                 (11,111,865)
                                                                                              ------------
     Net unrealized gain                                                                      $ 33,418,756
                                                                                              ============



   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/04                                  (continued)
--------------------------------------------------------------------------------

     (b)  At October 31, 2004, the following securities were out on loan:

   Shares                         Description                       Market Value
 152,217      Agnico Eagle Mines, Ltd.                             $ 2,351,753
 100,632      AMN Healthcare Services*                               1,187,458
  27,160      Beacon Roofing Supply, Inc.*                             509,250
 104,163      Cross Country Healthcares, Inc.*                       1,544,737
  30,275      Fresh Del Monte Produce, Inc.                            795,324
  46,340      Gabelli Asset Management, Inc.                         2,136,274
 106,800      IAMGOLD Corp.                                            807,408
  14,949      PolyMedica Corp.                                         523,215
  42,200      Prentiss Properties Trust                              1,518,356
  20,000      School Specialty, Inc.*                                  818,400
  11,850      Selective Insurance Group, Inc.                          463,098
  49,188      Sunrise Senior Living, Inc.*                           1,874,555
  40,205      Varian Semiconductor Equipment Associates, Inc.*       1,391,495
                                                                   -----------
              Total                                                $15,921,323
                                                                   ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2004 aggregated $50,502,901 and $75,258,834, respectively.


   The accompanying notes are an integral part of these financial statements.
20

Pioneer Small Company Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/04
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
   $15,921,323) (cost $167,825,437)                           $201,077,366
  Cash                                                           1,105,746
  Receivables -
   Investment securities sold                                      658,839
   Fund shares sold                                                 43,713
   Dividends, interest and foreign taxes withheld                   65,636
                                                              ------------
     Total assets                                             $202,951,300
                                                              ------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                    $    235,053
   Upon return of securities loaned                             16,623,877
  Due to affiliates                                                268,449
  Accrued expenses                                                  53,405
                                                              ------------
     Total liabilities                                        $ 17,180,784
                                                              ------------
NET ASSETS:
  Paid-in capital                                             $136,693,244
  Undistributed net investment income                              166,827
  Accumulated net realized gain on investments, foreign
   currency transactions and future contracts                   15,658,516
  Net unrealized gain on investments                            33,251,929
                                                              ------------
     Total net assets                                         $185,770,516
                                                              ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $140,710,709/9,009,376 shares)            $      15.62
                                                              ============
  Class B (based on $29,744,264/2,046,536 shares)             $      14.53
                                                              ============
  Class C (based on $15,235,167/1,061,315shares)              $      14.35
                                                              ============
  Class R (based on $80,376/5,145 shares)                     $      15.62
                                                              ============
MAXIMUM OFFERING PRICE:
  Class A ($15.62 [divided by] 94.25%)                        $      16.57
                                                              ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 10/31/04

INVESTMENT INCOME:
  Dividends (net of taxes withheld of $866)                  $ 1,754,932
  Interest                                                        25,880
  Income from securities loaned, net                              45,791
                                                             -----------
     Total investment income                                                 $  1,826,603
                                                                             ------------
EXPENSES:
  Management fees                                            $ 1,644,860
  Transfer agent fees and expenses
   Class A                                                       557,785
   Class B                                                       263,481
   Class C                                                        96,278
   Class R                                                           100
  Distribution fees
   Class A                                                       327,617
   Class B                                                       469,193
   Class C                                                       155,109
   Class R                                                           180
  Administrative reimbursements                                    9,636
  Custodian fees                                                  22,212
  Registration fees                                               50,015
  Professional fees                                               36,865
  Fees and expenses of nonaffiliated trustees                      3,516
  Miscellaneous                                                    4,072
                                                             -----------
     Total expenses                                                          $  3,640,919
     Less fees paid indirectly                                                     (5,902)
                                                                             ------------
     Net expenses                                                            $  3,635,017
                                                                             ------------
       Net investment loss                                                   $ (1,808,414)
                                                                             ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES
CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
   Investments                                               $17,470,851
   Futures contracts                                             226,643
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies             1,216     $ 17,698,710
                                                             -----------     ------------
  Change in net unrealized gain (loss) on:
   Investments                                               $ 6,446,154
   Future contracts                                             (157,087)    $  6,289,067
                                                             -----------     ------------
   Net gain on investments, futures contracts and foreign
     currency transactions                                                   $ 23,987,777
                                                                             ------------
   Net increase in net assets resulting from operations                      $ 22,179,363
                                                                             ============


   The accompanying notes are an integral part of these financial statements.
22

Pioneer Small Company Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/04 and 10/31/03, respectively

                                                            Year Ended         Year Ended
                                                             10/31/04           10/31/03
FROM OPERATIONS:
Net investment loss                                      $ (1,808,414)      $ (1,225,122)
Net realized gain on investments, futures contracts
  and foreign currency transactions                        17,698,710          6,061,844
Change in net unrealized gain on investments, futures
  contracts and foreign currency transactions               6,289,067         32,762,257
                                                         ------------       ------------
   Net increase in net assets resulting from
     operations                                          $ 22,179,363       $ 37,598,979
                                                         ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
  Class A ($0.39 and $0.00 per share, respectively)      $ (2,873,646)      $          -
  Class B ($0.39 and $0.00 per share, respectively)        (1,969,903)                 -
  Class C ($0.39 and $0.00 per share, respectively)          (422,404)                 -
  Class R ($0.39 and $0.00 per share, respectively)               (18)                 -
                                                         ------------       ------------
     Total distributions to shareowners                  $ (5,265,971)      $          -
                                                         ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 64,719,597       $ 49,357,225
Reinvestment of distributions                               4,616,267                  -
Cost of shares repurchased                                (88,522,148)       (77,994,574)
                                                         ------------       ------------
   Net decrease in net assets resulting from
     Fund share transactions                             $(19,186,284)      $(28,637,349)
                                                         ------------       ------------
   Net increase (decrease) in net assets                 $ (2,272,892)      $  8,961,630
NET ASSETS:
Beginning of year                                         188,043,408        179,081,778
                                                         ------------       ------------
End of year (including undistributed net investment
  income of $166,827 and $128,674, respectively)         $185,770,516       $188,043,408
                                                         ============       ============


   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                               (continued)
--------------------------------------------------------------------------------
For the Years Ended 10/31/04 and 10/31/03

                                     '04 Shares      '04 Amounts          '03 Shares         '03 Amounts
CLASS A
Shares sold                           3,506,106     $ 54,319,024           2,442,533        $ 31,821,472
Reinvestment of distributions           184,771        2,625,595                   -                   -
Less shares repurchased              (2,087,386)     (31,517,416)         (2,897,994)        (35,928,311)
                                     ----------     ------------          ----------        ------------
  Net increase (decrease)             1,603,491     $ 25,427,203            (455,461)       $ (4,106,839)
                                     ==========     ============          ==========        ============

CLASS B
Shares sold                             428,293     $  6,089,793             931,376        $ 11,204,026
Reinvestment of distributions           124,025        1,654,494                   -                   -
Less shares repurchased              (3,595,334)     (52,152,699)         (2,899,693)        (34,727,017)
                                     ----------     ------------          ----------        ------------
  Net decrease                       (3,043,016)    $(44,408,412)         (1,968,317)       $(23,522,991)
                                     ==========     ============          ==========        ============

CLASS C
Shares sold                             301,241     $  4,230,661             536,938        $  6,331,226
Reinvestment of distributions            25,506          336,178                   -                   -
Less shares repurchased                (347,511)      (4,850,682)           (632,950)         (7,339,245)
                                     ----------     ------------          ----------        ------------
  Net decrease                          (20,764)    $   (283,843)            (96,012)       $ (1,008,019)
                                     ==========     ============          ==========        ============

CLASS R
Shares sold                               5,190     $     80,119                  45        $        501
Less shares repurchased                     (90)          (1,351)                  -                  (1)
                                     ----------     ------------          ----------        -------------
  Net increase                            5,100     $     78,768                  45        $        500
                                     ==========     ============          ==========        ============

   The accompanying notes are an integral part of these financial statements.
24

Pioneer Small Company Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                    Year Ended    Year Ended
CLASS A                                                              10/31/04      10/31/03
Net asset value, beginning of period                                $  14.24      $  11.44
                                                                    --------      --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                       $  (0.09)     $  (0.03)
 Net realized and unrealized gain (loss) on investments, futures
  contracts and foreign currency transactions                           1.86          2.83
                                                                    --------      --------
  Net increase (decrease) from investment operations                $   1.77      $   2.80
Distributions to shareowners:
 Net realized gain                                                     (0.39)            -
                                                                    --------      --------
Net increase (decrease) in net asset value                          $   1.38      $   2.80
                                                                    --------      --------
Net asset value, end of period                                      $  15.62      $  14.24
                                                                    ========      ========
Total return*                                                          12.70%        24.48%
Ratio of net expenses to average net assets+                            1.59%         1.80%
Ratio of net investment income (loss) to average net assets+           (0.65)%       (0.33)%
Portfolio turnover rate                                                   26%           39%
Net assets, end of period (in thousands)                            $140,711      $105,489
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                          1.59%         1.80%
  Net investment income (loss)                                         (0.65)%       (0.33)%

                                                                   Year Ended    Year Ended   Year Ended
CLASS A                                                             10/31/02      10/31/01     10/31/00
Net asset value, beginning of period                               $   13.06     $  14.16      $  10.83
                                                                   ---------     --------      --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                      $   (0.05)    $  (0.04)     $   0.06
 Net realized and unrealized gain (loss) on investments, futures
  contracts and foreign currency transactions                          (1.57)       (0.82)         3.27
                                                                   ---------     --------      --------
  Net increase (decrease) from investment operations               $   (1.62)    $  (0.86)     $   3.33
Distributions to shareowners:
 Net realized gain                                                         -        (0.24)            -
                                                                   ---------     --------      --------
Net increase (decrease) in net asset value                         $   (1.62)    $  (1.10)     $   3.33
                                                                   ---------     --------      --------
Net asset value, end of period                                     $   11.44     $  13.06      $  14.16
                                                                   =========     ========      ========
Total return*                                                         (12.40)%      (6.13)%       30.75%
Ratio of net expenses to average net assets+                            1.62%        1.58%         1.58%
Ratio of net investment income (loss) to average net assets+           (0.38)%      (0.36)%        0.02%
Portfolio turnover rate                                                   27%          42%           55%
Net assets, end of period (in thousands)                           $  89,923     $111,995      $119,375
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                          1.60%        1.55%         1.55%
  Net investment income (loss)                                         (0.36)%      (0.33)%        0.05%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Year Ended   Year Ended
CLASS B                                                             10/31/04     10/31/03
Net asset value, beginning of period                                $ 13.40      $ 10.84
                                                                    -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                                $ (0.33)       (0.19)
 Net realized and unrealized gain (loss) on investments, futures
  contracts and foreign currency transactions                          1.85         2.75
                                                                    -------      -------
  Net increase (decrease) from investment operations                $  1.52      $  2.56
Distributions to shareowners:
 Net realized gain                                                    (0.39)           -
                                                                    -------      -------
Net increase (decrease) in net asset value                          $  1.13      $  2.56
                                                                    -------      -------
Net asset value, end of period                                      $ 14.53      $ 13.40
                                                                    =======      =======
Total return*                                                         11.60%       23.62%
Ratio of net expenses to average net assets+                           2.48%        2.51%
Ratio of net investment loss to average net assets+                   (1.51)%      (1.03)%
Portfolio turnover rate                                                  26%          39%
Net assets, end of period (in thousands)                            $29,744      $68,222
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         2.48%        2.51%
  Net investment loss                                                 (1.51)%      (1.03)%

                                                                   Year Ended    Year Ended   Year Ended
CLASS B                                                             10/31/02      10/31/01     10/31/00
Net asset value, beginning of period                               $   12.46     $  13.63     $  10.50
                                                                   ---------     --------     --------
Increase (decrease) from investment operations:
 Net investment loss                                               $   (0.02)    $  (0.15)    $  (0.13)
 Net realized and unrealized gain (loss) on investments, futures
  contracts and foreign currency transactions                          (1.60)       (0.78)        3.26
                                                                   ---------     --------     --------
  Net increase (decrease) from investment operations               $   (1.62)    $  (0.93)    $   3.13
Distributions to shareowners:
 Net realized gain                                                         -        (0.24)           -
                                                                   ---------     --------     --------
Net increase (decrease) in net asset value                         $   (1.62)    $  (1.17)    $   3.13
                                                                   ---------     --------     --------
Net asset value, end of period                                     $   10.84     $  12.46     $  13.63
                                                                   =========     ========     ========
Total return*                                                         (13.00)%      (6.90)%      29.81%
Ratio of net expenses to average net assets+                            2.32%        2.28%        2.28%
Ratio of net investment loss to average net assets+                    (1.08)%      (1.06)%      (0.68)%
Portfolio turnover rate                                                   27%          42%          55%
Net assets, end of period (in thousands)                           $  76,515     $100,204     $117,667
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                          2.30%        2.25%        2.26%
  Net investment loss                                                  (1.06)%      (1.03)%      (0.66)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
26

Pioneer Small Company Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Year Ended   Year Ended
CLASS C                                                                10/31/04     10/31/03
Net asset value, beginning of period                                   $ 13.24      $ 10.73
                                                                       -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                                   $ (0.23)     $ (0.16)
 Net realized and unrealized gain (loss) on investments, futures
  contracts and foreign currency transactions                             1.73         2.67
                                                                       -------      -------
  Net increase (decrease) from investment operations                   $  1.50      $  2.51
Distributions to shareowners:
 Net realized gain                                                       (0.39)           -
                                                                       -------      -------
Net increase (decrease) in net asset value                             $  1.11      $  2.51
                                                                       -------      -------
Net asset value, end of period                                         $ 14.35      $ 13.24
                                                                       =======      =======
Total return*                                                            11.59%       23.39%
Ratio of net expenses to average net assets+                              2.53%        2.69%
Ratio of net investment loss to average net assets+                      (1.59)%      (1.22)%
Portfolio turnover rate                                                     26%          39%
Net assets, end of period (in thousands)                               $15,235      $14,331
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                            2.53%        2.69%
  Net investment loss                                                    (1.59)%      (1.22)%

                                                                      Year Ended   Year Ended   Year Ended
CLASS C                                                                10/31/02     10/31/01     10/31/00
Net asset value, beginning of period                                  $   12.38     $ 13.55      $ 10.47
                                                                      ---------     -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                                  $   (0.02)    $ (0.15)     $ (0.11)
 Net realized and unrealized gain (loss) on investments, futures
  contracts and foreign currency transactions                             (1.63)      (0.78)        3.19
                                                                      ---------     -------      -------
  Net increase (decrease) from investment operations                  $   (1.65)    $ (0.93)     $  3.08
Distributions to shareowners:
 Net realized gain                                                            -       (0.24)           -
                                                                      ---------     -------      -------
Net increase (decrease) in net asset value                            $   (1.65)    $ (1.17)     $  3.08
                                                                      ---------     -------      -------
Net asset value, end of period                                        $   10.73     $ 12.38      $ 13.55
                                                                      =========     =======      =======
Total return*                                                            (13.33)%     (6.94)%      29.42%
Ratio of net expenses to average net assets+                               2.60%       2.45%        2.43%
Ratio of net investment loss to average net assets+                       (1.37)%     (1.25)%      (0.86)%
Portfolio turnover rate                                                      27%         42%          55%
Net assets, end of period (in thousands)                              $  12,644     $10,290      $ 9,401
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                             2.58%       2.41%        2.39%
  Net investment loss                                                     (1.35)%     (1.21)%      (0.82)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          4/1/03 (a)
                                                         Year Ended           to
                                                          10/31/04         10/31/03
CLASS R
Net asset value, beginning of period                      $ 14.25         $  11.08
                                                          -------         --------
Increase (decrease) from investment operations:
  Net investment loss                                     $ (0.05)        $  (0.04)
  Net realized and unrealized gain on investments,
   futures contracts and foreign currency
   transactions                                              1.81             3.21
                                                          -------         --------
   Net increase from investment operations                $  1.76         $   3.17
Distributions to shareowners:
  Net realized gain                                         (0.39)               -
                                                          -------         --------
Net increase in net asset value                           $  1.37         $   3.17
                                                          -------         --------
Net asset value, end of period                            $ 15.62         $  14.25
                                                          =======         ========
Total return*                                               12.62%           28.61%
Ratio of net expenses to average net assets+                 1.66%            1.74%**
Ratio of net investment loss to average net assets+         (0.80)%          (0.58)%**
Portfolio turnover rate                                        26%              39%
Net assets, end of period (in thousands)                  $    80         $      1
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
   Net expenses                                              1.66%            1.74%**
   Net investment loss                                      (0.80)%          (0.58)%**

(a) Class R shares were first publicly offered on April 1, 2003.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.
28

Pioneer Small Company Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Small Company Fund (the Fund) is a Delaware statutatory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class R shares. Shares of Class A, Class B, Class C, and Class R each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of

Pioneer Small Company Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04                            (continued)
--------------------------------------------------------------------------------

   the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At October 31, 2004 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Futures Contracts

   The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin"

Pioneer Small Company Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing values of the contract. The use of futures contracts involves, to varying degrees, elements of market and counter party risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. As of October 31, 2004, there were no open future contracts.

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   There were no distributions paid during the year ended October 31, 2003. The tax characterization of distributions paid during the year ended October 31, 2004, was as follows:

--------------------------------------------------------------------------------
                                                                       2004
                                                                   ------------
Distributions paid from:
 Ordinary income                                                   $        -
 Long-term capital gain                                             5,265,971
                                                                   ----------
  Total                                                            $5,265,971
                                                                   ==========
--------------------------------------------------------------------------------

Pioneer Small Company Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04                            (continued)
--------------------------------------------------------------------------------

The following shows the components of distributable earnings on a federal income tax basis at October 31, 2004.

--------------------------------------------------------------------------------
                                                                       2004
                                                                  -------------
Undistributed ordinary income                                     $         -
Undistributed long-term gain                                       15,658,516
Unrealized appreciation                                            33,418,756
                                                                  -----------
  Total                                                           $49,077,272
                                                                  ===========
--------------------------------------------------------------------------------

   The difference between book basis and tax-basis unrealized appreciation is attributable to the tax basis adjustments on real estate investment trust
   (REIT) holdings.

   At October 31, 2004, the Fund reclassified $1,571,673 to decrease accumulated net realized gain on investments, foreign currency transactions and futures contracts, $274,894 to decrease paid-in capital and $1,846,567 to increase undistributed net investment income to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned approximately $22,153 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2004.

F. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and

Pioneer Small Company Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, and Class R shares can bear different transfer agent and distribution fees.

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H. Securities Lending

   The Fund lends securities in its Portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/04                            (continued)
--------------------------------------------------------------------------------

2. Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At October 31, 2004, $106,350 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3. Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $92,107 in transfer agent fees payable to PIMSS at October 31, 2004.

4. Distribution and Service Plans
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $69,992 in distribution fees payable to PFD at October 31, 2004. The Fund also has adopted a separate Service Plan for Class R Shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

Pioneer Small Company Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2004, CDSCs in the amount of $29,816 were paid to PFD.

5. Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended, October 31, 2004, the Fund's expenses were reduced by $5,902 under such arrangements.

6. Line Of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended October 31, 2004, the Fund had no borrowings under this agreement.

Pioneer Small Company Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Small Company Fund:

We have audited the statement of assets and liabilities, including the schedule of investments, of Pioneer Small Company Fund (the "Fund") as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended October 31, 2001 were audited by other auditors who have ceased operations and whose report, dated December 7, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Small Company Fund at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP

Boston, Massachusetts
December 10, 2004

Pioneer Small Company Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 65 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's website at http://www.sec.gov.

Pioneer Small Company Fund

-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                           Positions Held           Term of Office and    Principal Occupation             Other Directorships Held
Name and Age               With the Fund            Length of Service     During Past Five Years           by this Trustee
John F. Cogan, Jr. (78)*   Chairman of the Board,   Since 1999.           Deputy Chairman and a Director   Director of Harbor
                           Trustee and President    Serves until          of Pioneer Global Asset          Global Company, Ltd.
                                                    retirement or         Management S.p.A. ("PGAM");
                                                    removal               Non-Executive Chairman and a
                                                                          Director of Pioneer Investment
                                                                          Management USA Inc.
                                                                          ("PIM-USA"); Chairman and a
                                                                          Director of Pioneer; Director
                                                                          of Pioneer Alternative
                                                                          Investment Management Limited
                                                                          (Dublin); President and a
                                                                          Director of Pioneer
                                                                          Alternative Investment
                                                                          Management (Bermuda) Limited
                                                                          and affiliated funds;
                                                                          President and Director of
                                                                          Pioneer Funds Distributor,
                                                                          Inc. ("PFD"); President of all
                                                                          of the Pioneer Funds; and Of
                                                                          Counsel (since 2000, partner
                                                                          prior to 2000), Wilmer Cutler
                                                                          Pickering Hale and Dorr LLP
                                                                          (counsel to PIM-USA and the
                                                                          Pioneer Funds)

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (52)**      Trustee and              Since June, 2003.     President and Chief Executive    None
                           Executive Vice           Serves until          Officer, PIM-USA since May
                           President                retirement or         2003 (Director since January
                                                    removal               2001); President and Director
                                                                          of Pioneer since May 2003;
                                                                          Chairman and Director of
                                                                          Pioneer Investment Management
                                                                          Shareholder Services, Inc.
                                                                          ("PIMSS") since May 2003;
                                                                          Executive Vice President of
                                                                          all of the Pioneer Funds since
                                                                          June 2003; Executive Vice
                                                                          President and Chief Operating
                                                                          Officer of PIM-USA, November
                                                                          2000 to May 2003; Executive
                                                                          Vice President, Chief
                                                                          Financial Officer and
                                                                          Treasurer, John Hancock
                                                                          Advisers, L.L.C., Boston, MA,
                                                                          November 1999 to November
                                                                          2000; Senior Vice President
                                                                          and Chief Financial Officer,
                                                                          John Hancock Advisers, L.L.C.,
                                                                          April 1997 to November 1999

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small Company Fund

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
                               Positions Held   Term of Office and      Principal Occupation During       Other Directorships Held
Name, Age and Address          With the Fund    Length of Service       Past Five Years                   by this Trustee
Mary K. Bush (56)              Trustee          Since 1999.             President, Bush International     Director of Brady
3509 Woodbine Street,                           Serves until            (international financial          Corporation (industrial
Chevy Chase, MD 20815                           retirement or           advisory firm)                    identification and
                                                removal                                                   specialty coated
                                                                                                          material products
                                                                                                          manufacturer),
                                                                                                          Millennium Chemicals,
                                                                                                          Inc. (commodity
                                                                                                          chemicals), Mortgage
                                                                                                          Guaranty Insurance
                                                                                                          Corporation, and R.J.
                                                                                                          Reynolds Tobacco
                                                                                                          Holdings, Inc. (tobacco)
-----------------------------------------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (77)   Trustee          Since 1999.             Alexander Graham Bell             None
Boston University Healthcare                    Serves until            Professor of Health Care
Entrepreneurship Program,                       retirement or           Entrepreneurship, Boston
53 Bay State Road,                              removal                 University; Professor of
Boston, MA 02215                                                        Management, Boston University
                                                                        School of Management;
                                                                        Professor of Public Health,
                                                                        Boston University School of
                                                                        Public Health; Professor of
                                                                        Surgery, Boston University
                                                                        School of Medicine; and
                                                                        University Professor, Boston
                                                                        University
-----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (57)      Trustee          Since 1999.             Founding Director, The            Director of New America
1001 Sherbrooke Street West,                    Serves until            Winthrop Group, Inc.              High Income Fund, Inc.
Montreal, Quebec, Canada                        retirement or           (consulting firm); Professor      (closed-end investment
H3A 1G5                                         removal                 of Management, Faculty of         company)
                                                                        Management, McGill University
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small Company Fund

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                               Positions Held   Term of Office and      Principal Occupation During       Other Directorships Held
Name, Age and Address          With the Fund    Length of Service       Past Five Years                   by this Trustee
Marguerite A. Piret (56)        Trustee         Since 1999.             President and Chief Executive     Director of New America
One Boston Place, 28th Floor,                   Serves until            Officer, Newbury, Piret &         High Income Fund, Inc.
Boston, MA 02108                                retirement or           Company, Inc. (investment         (closed-end investment
                                                removal                 banking firm)                     company)
-----------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)            Trustee         Since 1999.             Senior Counsel, Sullivan &        Director, The Swiss
125 Broad Street,                               Serves until            Cromwell (law firm)               Helvetia Fund, Inc.
New York, NY 10004                              retirement or                                             (closed-end investment
                                                removal                                                   company) and
                                                                                                          AMVESCAP PLC
                                                                                                          (investment managers)
-----------------------------------------------------------------------------------------------------------------------------------
John Winthrop (68)              Trustee         Since 1999.             President, John Winthrop &        None
One North Adgers Wharf,                         Serves until            Co., Inc. (private investment
Charleston, SC 29401                            retirement or           firm)
                                                removal
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small Company Fund

-----------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
                             Positions Held        Term of Office and    Principal Occupation During      Other Directorships Held
Name and Age                 With the Fund         Length of Service     Past Five Years                  by this Officer
Dorothy E. Bourassa (56)     Secretary             Since September,      Secretary of PIM-USA; Senior     None
                                                   2003.                 Vice President-Legal of
                                                   Serves at the         Pioneer; and Secretary/Clerk
                                                   discretion of         of most of PIM-USA's
                                                   the board.            subsidiaries since October
                                                                         2000; Secretary of all of the
                                                                         Pioneer Funds since September
                                                                         2003 (Assistant Secretary from
                                                                         November 2000 to September
                                                                         2003); and Senior Counsel,
                                                                         Assistant Vice President and
                                                                         Director of Compliance of
                                                                         PIM-USA from April 1998
                                                                         through October 2000
-----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (39)   Assistant Secretary   Since September,      Assistant Vice President and     None
                                                   2003.                 Senior Counsel of Pioneer
                                                   Serves at the         since July 2002; Vice
                                                   discretion of         President and Senior Counsel
                                                   the board.            of BISYS Fund Services, Inc.
                                                                         (April 2001 to June 2002);
                                                                         Senior Vice President and
                                                                         Deputy General Counsel of
                                                                         Funds Distributor, Inc. (July
                                                                         2000 to April 2001); Vice
                                                                         President and Associate
                                                                         General Counsel from July 1996
                                                                         to July 2000; Assistant
                                                                         Secretary of all of the
                                                                         Pioneer Funds since September
                                                                         2003
-----------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (47)         Assistant Secretary   Since September,      Partner, William Cutler          None
                                                   2003.                 Pickering Hale and Dorr LLP;
                                                   Serves at the         Assistant Secretary of all of
                                                   discretion of         Pioneer Funds since September
                                                   the board.            2003
-----------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (59)            Treasurer             Since November,       Vice President-Fund              None
                                                   2000.                 Accounting, Administration and
                                                   Serves at the         Custody Services of Pioneer
                                                   discretion of         (Manager from September 1996
                                                   the board.            to February 1999); and
                                                                         Treasurer of all of the
                                                                         Pioneer Funds (Assistant
                                                                         Treasurer from June 1999 to
                                                                         November 2000)
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small Company Fund

-----------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                             Positions Held        Term of Office and     Principal Occupation During      Other Directorships Held
Name and Age                 With the Fund         Length of Service      Past Five Years                  by this Officer
Mark E. Bradley (45)         Assistant Treasurer   Since November         Deputy Treasurer of Pioneer      None
                                                   2004.                  since 2004; Treasurer and
                                                   Serves at the          Senior Vice President, CDC
                                                   discretion of          IXIS Asset Management Services
                                                   the board.             from 2002 to 2003; Assistant
                                                                          Treasurer and Vice President,
                                                                          MFS Investment Management from
                                                                          1997 to 2002; and Assistant
                                                                          Treasurer of all of the
                                                                          Pioneer Funds since November
                                                                          2004
-----------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)        Assistant Treasurer   Since November,        Assistant Vice President-Fund    None
                                                   2000.                  Accounting, Administration and
                                                   Serves at the          Custody Services of Pioneer
                                                   discretion of          (Fund Accounting Manager from
                                                   the board.             1994 to 1999); and Assistant
                                                                          Treasurer of all of the
                                                                          Pioneer Funds since November
                                                                          2000
-----------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (46)           Assistant Treasurer   Since May, 2002.       Fund Accounting Manager-Fund     None
                                                   Serves at the          Accounting, Administration and
                                                   discretion of          Custody Services of Pioneer;
                                                   the board.             and Assistant Treasurer of all
                                                                          of the Pioneer Funds since May
                                                                          2002
-----------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (30)  Assistant Treasurer   Since September,       Fund Administration              None
                                                   2003.                  Manager-Fund Accounting,
                                                   Serves at the          Administration and Custody
                                                   discretion of          Services since June 2003;
                                                   the board.             Assistant Vice
                                                                          President-Mutual Fund
                                                                          Operations of State Street
                                                                          Corporation from June 2002 to
                                                                          June 2003 (formerly Deutsche
                                                                          Bank Asset Management);
                                                                          Pioneer Fund Accounting,
                                                                          Administration and Custody
                                                                          Services (Fund Accounting
                                                                          Services Manager from August
                                                                          1999 to May 2002, Fund
                                                                          Accounting Supervisor from
                                                                          1997 to July 1999); Assistant
                                                                          Treasurer of all of the
                                                                          Pioneer Funds since September
                                                                          2003
-----------------------------------------------------------------------------------------------------------------------------------

Pioneer Small Company Fund

-----------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                       Positions Held      Term of Office and       Principal Occupation During         Other Directorships Held
Name and Age           With the Fund       Length of Service        Past Five Years                     by this Officer
Martin J. Wolin (37)   Chief Compliance    Since October 2004.      Chief Compliance Officer of         None
                       Officer             Serves at the            Pioneer (Director of
                                           discretion of            Compliance and Senior Counsel
                                           the board.               from November 2000 to
                                                                    September 2004); Vice
                                                                    President and Associate
                                                                    General Counsel of UAM Fund
                                                                    Services, Inc. (mutual fund
                                                                    administration company) from
                                                                    February 1998 to November
                                                                    2000; and Chief Compliance
                                                                    Officer of all of the Pioneer
                                                                    Funds
-----------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filings of its Form N-1A, totaled approximately $20,700 in 2004 and approximately $20,600 in 2003.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended October 31, 2004 and 2003.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, and tax advisory services totaled
$6,000 in 2004 and $3,600 in 2003.
Additionally, there were fees for tax
compliance services in 2003 that totaled approximately $4,100 for the 2002 tax returns.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
There were no audit-related and other services provided to the Fund during the fiscal years ended
October 31, 2004 and 2003.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $6,000 in 2004 and $31,000 in 2003. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.
For the years ended October 31, 2004 and 2003, there were no services provided to an affiliate that required the Funds audit committee pre-approval.

The Funds audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountants independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Company Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  December 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 28, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 28, 2004

* Print the name and title of each signing officer under his or her signature.